CONSOLIDATED STATEMENTS OF Earnings and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF Earnings and Retained Earnings
Net product sales	$ 539,895	$ 539,627	$ 545,985
Rental and royalty revenue	3,630	3,756	3,885
Total revenue	543,525	543,383	549,870
Product cost of goods sold	340,933	350,960	365,573
Rental and royalty cost	947	937	976
Total costs	341,880	351,897	366,549
Product gross margin	198,962	188,667	180,412
Rental and royalty gross margin	2,683	2,819	2,909
Total gross margin	201,645	191,486	183,321
Selling, marketing and administrative expenses	117,722	119,133	113,842
Earnings from operations	83,923	72,353	69,479
Other income, net	7,371	12,130	4,685
Earnings before income taxes	91,294	84,483	74,164
Provision for income taxes	28,434	23,634	22,160
Net earnings	62,860	60,849	52,004
Less: Net loss attributable to noncontrolling interests	438
Net earnings attributable to Tootsie Roll Industries, Inc.	63,298	60,849	52,004
Net earnings attributable to Tootsie Roll Industries, Inc. per share (in dollars per share)	$ 1.05	$ 0.99	$ 0.84
Average number of shares outstanding (in shares)	60,562	61,399	62,248
Retained earnings at beginning of period	73,109	80,210	114,269
Net earnings attributable to Tootsie Roll Industries, Inc.	63,298	60,849	52,004
Cash dividends	(19,199)	(18,922)	(47,729)
Stock dividends	(52,281)	(49,028)	(38,334)
Retained earnings at end of period	$ 64,927	$ 73,109	$ 80,210